Trade and Other Payables - Schedule of Trade and Other Payables (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Trade payables
Amounts due to related parties	R 2,405	R 3,686
Trade payables	273,771	212,310
Accrued expenses	209,229	156,321
Total trade payables	485,405	372,317
Other payables
Sundry creditors	33,068	32,804
Other taxes	62,854	55,790
Dividend payable to NCI	4,505	9,026
Total other payables	100,427	97,620
Total Trade and Other Payables	R 585,832	R 469,937